UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 12, 2010
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        70
Form 13F Information Table Value Total:        $252,561


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      297    10613 SH       SOLE                    10613
Abbott Laboratories            COM              002824100     1724    31925 SH       SOLE                    31925
Allegheny Energy Inc           COM              017361106     5979   254623 SH       SOLE                   254623
American Express Company       COM              025816109     1867    46087 SH       SOLE                    46087
Apache Corporation             COM              037411105     1173    11372 SH       SOLE                    11372
Apple Inc.                     COM              037833100     1592     7555 SH       SOLE                     7555
BP plc ADR                     COM              055622104      515     8886 SH       SOLE                     8886
Berkshire Hathaway, Inc. Cl. A COM              084670108    10912      110 SH       SOLE                      110
Berkshire Hathaway, Inc. Cl. B COM              084670702    18576     5653 SH       SOLE                     5653
Bristol-Myers Squibb Co.       COM              110122108      401    15880 SH       SOLE                    15880
Buckeye Partners, L.P.         COM              118230101     6026   110670 SH       SOLE                   110670
Burlington Northern Santa Fe C COM              12189T104    11543   117045 SH       SOLE                   117045
Canadian Natural Resources Ltd COM              136385101     3947    54860 SH       SOLE                    54860
Canadian Oil Sands Trust       COM              13642L100     1019    35850 SH       SOLE                    35850
Chevron Corp.                  COM              166764100     5773    74979 SH       SOLE                    74979
Cisco Systems Inc.             COM              17275R102      275    11500 SH       SOLE                    11500
Coca-Cola Company              COM              191216100     1918    33641 SH       SOLE                    33641
Colgate Palmolive Co.          COM              194162103      445     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    11676   228629 SH       SOLE                   228629
Devon Energy Corporation       COM              25179M103     2104    28623 SH       SOLE                    28623
Disney (Walt) Co.              COM              254687106      227     7050 SH       SOLE                     7050
Eaton Corporation              COM              278058102     5575    87633 SH       SOLE                    87633
Enterprise Bancorp Inc         COM              293668109      328    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102     4721    69229 SH       SOLE                    69229
Forest Laboratories, Inc.      COM              345838106     6947   216340 SH       SOLE                   216340
General Electric Co.           COM              369604103     2122   140253 SH       SOLE                   140253
Home Depot, Inc.               COM              437076102      312    10800 SH       SOLE                    10800
IBM Corporation                COM              459200101     1732    13228 SH       SOLE                    13228
Illinois Tool Works Inc.       COM              452308109      292     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      204    10000 SH       SOLE                    10000
Johnson & Johnson              COM              478160104    11427   177411 SH       SOLE                   177411
Kinder Morgan Energy Partners, COM              494550106      396     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     5058   186097 SH       SOLE                   186097
Laboratory Corp. of America Ho COM              50540R409     4981    66552 SH       SOLE                    66552
Leucadia National Corp.        COM              527288104     1151    48400 SH       SOLE                    48400
Loews Corp.                    COM              540424108      327     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      310    13250 SH       SOLE                    13250
M & T Bank Corp.               COM              55261F104     1084    16200 SH       SOLE                    16200
MS Frontier Emerging Mkts Fd I COM              61757p101      125    11600 SH       SOLE                    11600
McCormick & Co., Inc. Non-Voti COM              579780206      289     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      735    11768 SH       SOLE                    11768
McGraw Hill Companies          COM              580645109      402    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      374     8500 SH       SOLE                     8500
Microsoft Corporation          COM              594918104     3019    99044 SH       SOLE                    99044
Midcap SPDRS                   COM              595635103      327     2480 SH       SOLE                     2480
Mohawk Industries Inc.         COM              608190104      414     8700 SH       SOLE                     8700
Pepsico, Inc.                  COM              713448108      999    16436 SH       SOLE                    16436
Pfizer Inc.                    COM              717081103     7748   425936 SH       SOLE                   425936
Procter & Gamble Company       COM              742718109     5847    96431 SH       SOLE                    96431
Rayonier, Inc.                 COM              754907103      390     9240 SH       SOLE                     9240
Royal Dutch Shell PLC ADR      COM              780259206      709    11790 SH       SOLE                    11790
S&P Depository Receipts        COM              78462F103    28300   253948 SH       SOLE                   253948
S&P Small Cap 600 Index Fund ( COM              464287804      213     3900 SH       SOLE                     3900
SPDR Barclay Intl Treasury Bon COM              78464A516      273     4800 SH       SOLE                     4800
SPDR Gold Shares               COM              78463V107      331     3080 SH       SOLE                     3080
Schlumberger Ltd.              COM              806857108     7489   115050 SH       SOLE                   115050
Technology Select Sector SPDR  COM              81369Y803      897    39100 SH       SOLE                    39100
The St. Joe Company            COM              790148100     4329   149850 SH       SOLE                   149850
Toronto Dominion Bank          COM              891160509      204     3260 SH       SOLE                     3260
US Bancorp                     COM              902973304     4955   220136 SH       SOLE                   220136
Unitedhealth Group Inc.        COM              91324P102     6279   206001 SH       SOLE                   206001
Vanguard Emerging Markets ETF  COM              922042858      448    10935 SH       SOLE                    10935
Vanguard Energy ETF            COM              92204a306      382     4580 SH       SOLE                     4580
Vanguard Total Stock Market ET COM              922908769    21675   384513 SH       SOLE                   384513
Vanguard Value ETF             COM              922908744      262     5490 SH       SOLE                     5490
Wal-Mart Stores, Inc.          COM              931142103      478     8950 SH       SOLE                     8950
Wellpoint Inc                  COM              94973V107     6810   116830 SH       SOLE                   116830
iShares FTSE KLD Select Social COM              464288802      635    12959 SH       SOLE                    12959
iShares MSCI EAFE Index ETF    COM              464287465     1638    29639 SH       SOLE                    29639
iShares MSCI Emerging Markets  COM              464287234    10629   256125 SH       SOLE                   256125